Financial Instruments - Schedule of Carrying Value and the Estimated Fair Value of the Remaining Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Disclosure Of Fair Value Financial Assets And Liabilities [Line Items]
Cash and cash equivalents	$ 4,945,330	$ 97,851,754	$ 8,264,769	$ 163,532,513	$ 109,368,880	$ 117,988,528
Accounts receivable, net	8,624,239	170,645,234		133,220,527
Long-term notes receivable	7,504,683	148,492,909		148,607,602
Suppliers	7,073,205	139,955,378		151,649,540
Accounts and accrued expenses payable	1,173,081	23,211,401		18,666,607
Short-term debt and current portion of long-term debt	7,945,209	157,209,467		176,166,188
Long-term debt	$ 95,046,956	1,880,665,604		1,807,004,542	$ 1,300,873,167
Fair value [member]
Disclosure Of Fair Value Financial Assets And Liabilities [Line Items]
Cash and cash equivalents		97,851,754		163,532,513
Accounts receivable, net		170,645,234		133,220,527
Long-term notes receivable		148,492,909		148,607,602
Suppliers		139,955,378		151,649,540
Accounts and accrued expenses payable		23,211,401		18,666,607
Short-term debt and current portion of long-term debt		157,209,467		176,166,188
Long-term debt		$ 1,996,173,753		$ 1,812,109,426